Cash and Restricted Cash (Details) - Schedule of cash and restricted cash - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and restricted cash [Abstract]
Cash	$ 11,159,610	$ 15,098,151	$ 3,426,467
Restricted Cash	3,242,989	653,324	1,367,630
Total cash and restricted cash presented in the consolidated statements of cash flows	$ 14,402,599	$ 15,751,475	$ 4,794,097